FUTURE DIMENSIONS VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED AND
VARIABLE ANNUITY CONTRACT
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account S-A1

Supplement Dated January 18, 2008, to the Prospectus Dated October 1, 2004

This supplement updates and amends certain information contained in your prospectus dated October 1, 2004.
Please read it carefully and keep it with your prospectus for future reference.

__________________________________________________________________________

Information about the ING FMRSM Large Cap Growth Portfolio is amended as follows:

Effective January 31, 2008, the ING FMRSM Large Cap Growth Portfolio will be renamed ING Van Kampen Large Cap Growth Portfolio and Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen) will replace Fidelity Management & Research Co. as subadviser. Accordingly, all references to ING FMRSM Large Cap Growth Portfolio are to be replaced with ING Van Kampen Large Cap Growth Portfolio and the prospectus is to be revised to reflect the new subadvisory arrangement.

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